Trade and other receivables - Disclosure of Trade Receivables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 23,710	SFr 159
CHF
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	958	159
EUR
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	3,127	0
USD
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 19,625	SFr 0